Cash and cash equivalents	12 Months Ended
Jun. 30, 2019
Cash and cash equivalents
Cash and cash equivalents	20 Cash and cash equivalents

	2019	2018
	£’000	£’000
Cash at bank and in hand	307,637	242,022
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.